Land Use Rights, Net	12 Months Ended
May 31, 2018
Text Block [Abstract]
Land Use Rights, Net
10.	LAND USE RIGHTS, NET

Land use rights, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Land use rights	5,003	5,315
Less: accumulated amortization	(1,307)	(1,417)
Exchange differences	(28)	(113)

Land use rights, net	3,668	3,785

Amortization expenses for land use rights for the years ended May 31, 2016, 2017 and 2018 were US$112, US$106 and US$110, respectively. The Group expects to recognize US$110 in amortization expense for each of the next five years and US$3,235 thereafter.